Reverse Capitalization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Apr. 01, 2024	Dec. 31, 2023	Aug. 21, 2023
Reverse Capitalization [Line Items]
Common stock, par vale (in Dollars per share)				$ 0.0001
Number of authorized share	2,155,000,000		2,155,000,000
Ordinary shares	236,687
Gross proceeds (in Dollars)	$ 40,560,000
Class B Common Stock [Member]
Reverse Capitalization [Line Items]
Common stock, par vale (in Dollars per share)	$ 0.0001
Class A Common Stock [Member]
Reverse Capitalization [Line Items]
Common stock, par vale (in Dollars per share)	$ 0.0001
Number of authorized share	25,697
Shares sold	4,056,000
Warrants to purchase shares	152,800
Exercise price of per share (in Dollars per share)	$ 11.5
Conversion of sponsor loans (in Dollars)	$ 1,000,000
Class B Common Stock [Member]
Reverse Capitalization [Line Items]
Number of authorized share	59,954
Class C Common Stock [Member]
Reverse Capitalization [Line Items]
Number of authorized share	5,578
Anghami Inc. [Member]
Reverse Capitalization [Line Items]
Ordinary shares	1,100,571
Share Based Payments [Member] | Class A Common Stock [Member]
Reverse Capitalization [Line Items]
Shares issued of sponsor	540,000
Extension Payment [Member]
Reverse Capitalization [Line Items]
Shares issued of sponsor	100,000
Ordinary Shares [Member]
Reverse Capitalization [Line Items]
Number of authorized share	2,150,000,000		2,150,000,000
Ordinary shares	197.3057
Ordinary Shares [Member] | Anghami Inc. [Member]
Reverse Capitalization [Line Items]
Number of authorized share	11,829,265
Ordinary shares	5,070,164	36,985,507